Form N-1A Cover	Mar. 01, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	American Century International Bond Funds
Entity Central Index Key	0000880268
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Prospectus Date	Mar. 01, 2025